Employee Benefit Plans (Details) - Schedule of Weighted Average Allocation of Plan Assets	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Allocation of Plan Assets [Abstract]
Total weighted average allocation of plan assets	100.00%	100.00%
U.K. and other international equities [Member]
Schedule of Weighted Average Allocation of Plan Assets [Abstract]
Total weighted average allocation of plan assets	27.10%	32.70%
U.K. government and corporate bonds [Member]
Schedule of Weighted Average Allocation of Plan Assets [Abstract]
Total weighted average allocation of plan assets	5.50%	2.70%
Diversified growth fund [Member]
Schedule of Weighted Average Allocation of Plan Assets [Abstract]
Total weighted average allocation of plan assets	18.40%	25.70%
Liability driven investments [Member]
Schedule of Weighted Average Allocation of Plan Assets [Abstract]
Total weighted average allocation of plan assets	44.30%	34.60%
Multi-asset credit fund [Member]
Schedule of Weighted Average Allocation of Plan Assets [Abstract]
Total weighted average allocation of plan assets	4.70%	4.30%